Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets [abstract]
Other current assets
17. Other current assets
(USD millions)	2024	2023

VAT receivable	478	462

Withholding tax recoverable	57	64

Prepaid expenses	985	764

Contingent consideration receivable [1]	120	65

Other receivables and current assets	1 328	1 252

Total other current assets	2 968	2 607

[1] Note 28 provides additional disclosures related to contingent consideration.